Employee Benefits Expense (Tables)	12 Months Ended
Dec. 31, 2022
Classes of employee benefits expense [abstract]
Summary of Employee Benefits Expense

Employee benefits expense are detailed as follows:

	For the year ended December 31,
	2022	2021	2020
	(EUR thousand)
Included in Cost of sales:
Wages and salaries	154,852	134,619	123,773
Social security costs	30,721	25,610	22,720
Pension costs	5,970	4,917	4,260
Share-based payment expense	287	—	—
Included in Selling and Marketing expenses:
Wages and salaries	13,978	12,716	11,522
Social security costs	1,606	1,531	1,278
Pension costs	433	403	363
Share-based payment expense	1,024	—	—
Included in General and Administrative expenses:
Wages and salaries	22,272	26,106	17,313
Social security costs	3,612	3,589	2,900
Pension costs	510	545	545
Cash settled awards	—	(10,831)	2,394
Share-based payment expense	5,991	1,740	—
Included in Research and Development expenses:
Wages and salaries	12,463	9,089	6,327
Social security costs	1,496	1,270	857
Pension costs	358	331	232
Share-based payment expense	800	—	—
Total employee benefits expense	256,373	211,635	194,484

Summary of Average Size of Group's Workforce

The average size of the Group's workforce during the year is as follows:

	For the year ended December 31,
	2022	2021	2020
Executives	57	51	42
Managers	137	126	113
Employees	4,781	4,284	3,889
Total Workforce	4,975	4,461	4,044